Change in Allowances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowances for doubtful accounts
Balance, beginning of year	$ 775	$ 1,167	$ 1,275
Reversals charged to expense, net	(12)	(392)	(108)
Write-offs	(40)
Balance, end of year	723	775	1,167
Allowances for sales returns and discounts
Balance, beginning of year	1,555	1,427	1,059
Additions charged to expense, net	3,285	1,753	1,600
Actual sales return and discount	(3,216)	(1,625)	(1,232)
Balance, end of year	$ 1,624	$ 1,555	$ 1,427